Annual Notice of Securities Sold Pursuant to Rule 24-F-2

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 24-F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

             Read instructions at end of Form before preparing Form.


1.     Name  and  address  of  issuer:
          United  Life  &  Annuity  Separate  Account  One
          8545  United  Plaza  Boulevard
          Baton  Rouge,  LA  70809-2251

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):         [ X ]

          United  Life  &  Annuity  Separate  Account  One

3.     Investment  Company  Act  File  Number:
          811-9026

       Securities  Act  File  Number:
          33-91362
          33-95778

4(a).  Last  day  of  fiscal  year  for  which  this  Form  is  filed:
          December  31,  1997

4(b).  [  ]   Check box if this Form  is  being  filed  late  (i.e.,  more  than
              90  days  after  the  end  of  the  issuer's  fiscal  year).  (See
              Instruction A.2)

       Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [  ]   Check box if this is the last time issuer will be filing this
              Form.

5.     Calculation  of  registration  fee:

(i)         Aggregate sale price of securities sold during the fiscal
            year pursuant to section 24(f):                                              $32,790,362
                                                                                         -----------

(ii)        Aggregate price of securities redeemed or repurchased
            during the fiscal year:                                      $ 2,827,039
                                                                         -----------

(iii)       Aggregate price of securities redeemed or repurchased
            during any prior fiscal year ending no earlier than
            October 11, 1995 that were not previously used to
            reduce registration fees payable to the Commission:          $         0
                                                                         -----------

(iv)        Total available redemption credits [add Items 5(ii)
            and 5(iii):                                                               -  $ 2,827,039
                                                                                         -----------
(v)         Net sales - if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                                        $29,963,323
                                                                                         -----------

(vi)        Redemption credits available for use in future years         $     ( 0 )
                                                                         -----------
            --if Item 5(i) is less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:
-----------------------------------------------------------------------

(vii)        Multiplier for determining registration fee (See
             Instruction C.9):                                                        x      .000295
                                                                                         -----------

(viii)       Registration fee due [multiply Item 5(v) by Item 5(vii)]
             enter "0" if no fee is due):                                             =  $  8,839.18
                                                                                         -----------


6.     Prepaid  Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24-e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-If there is a number of shares or other units that were registered pursuant to rule 24c-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-


7.     Interest due -- if this Form is being filed more than 90 days after the end of the
       issuer's fiscal year (see Instruction D):                                            +  $       0
                                                                                               ---------

8.     Total of the amount of the registration fee plus any interest due [line 5(viii) plus
       line 7]:                                                                             =  $8,839.18
                                                                                               ---------


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
          February  24,  1998          (Ref  #  0666)

          Method  of  Delivery:
                         [ X ]  Wire  Transfer
                         [   ]  Mail  or  other  means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By (Signature and Title)*  /s/  DONALD  M.  WOODARD
                           ------------------------
                           Donald M. Woodard

                           SENIOR VICE PRESIDENT AND CONTROLLER
                           -------------------------------------
                           Senior Vice President and Controller
Date  February  24,  1998
      -------------------

  *Please print the name and title of the signing officer below the signature.